Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jun. 12, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 09, 2012